Income taxes - Narrative (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Income Taxes [Line Items]
Deferred tax expense, related to derocgnition of deferred tax asset	$ 21,743,000	$ 0
Tax effect from change in tax rate	0	2,120,000
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	81,879,000	72,648,000
Foreign Tax Authority
Disclosure Of Income Taxes [Line Items]
Tax effect from change in tax rate	$ 21,000,000	$ 0